AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL (Tables)	12 Months Ended
Dec. 31, 2020
AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL
Summary of aircraft and engines held for operating leases, net

	2020	2019
Aircraft and engines held for operating leases	$228,942,000	$246,883,000
Less accumulated depreciation	(142,098,000)	(134,987,000)
	$86,844,000	$111,896,000

Schedule of total depreciation expense included in cost of leasing in the consolidated statement of operations, excluding amounts for assets leased to AerLine

	Year ended December 31,
	2020	2019	2018
Depreciation expense	$19,976,000	$27,064,000	$27,609,000

Schedule of contingent rental fees recognized as revenues related to supplemental rent

	Year ended December 31,
	2020	2019	2018
Contingent rental fees	$11,851,000	$21,550,000	$29,186,000

Summary of minimum future annual lease rentals contracted to be received under existing operating leases of flight equipment

2021	$22,819,000
2022	11,045,000
2023	2,022,000
$35,886,000